Insurance Contracts (Tables)	12 Months Ended
Dec. 31, 2022
Statement [line items]
Summary of Components of Expense Assumptions	Components of expense assumptions include the cost per policy and percentage of premium as follows:

	Individual Life		Group Life
	RMB Per Policy	% of Premium	RMB Per Policy	% of Premium
As at 31 December 2022	45.00	0.85%~0.90%	25.00	0.90%
As at 31 December 2021	45.00	0.85%~0.90%	25.00	0.90%

Summary of Net Liabilities of Insurance Contracts

	As at 31 December 2022 RMB million	As at 31 December 2021 RMB million
Gross
Long-term insurance contracts	3,840,899	3,379,603
Short-term insurance contracts
- Claims and claim adjustment expenses	26,153	26,234
- Unearned premiums	13,108	14,062

Total, gross	3,880,160	3,419,899

Recoverable from reinsurers
Long-term insurance contracts (Note 13)	(4,897)	(4,910)
Short-term insurance contracts
- Claims and claim adjustment expenses (Note 13)	(736)	(412)
- Unearned premiums (Note 13)	(774)	(823)

Total, ceded	(6,407)	(6,145)

Net
Long-term insurance contracts	3,836,002	3,374,693
Short-term insurance contracts
- Claims and claim adjustment expenses	25,417	25,822
- Unearned premiums	12,334	13,239

Total, net	3,873,753	3,413,754

Summary of Movements in Liabilities of Short-Term Insurance Contracts
The table below presents movements in claims and claim adjustment expense reserve:

	2022 RMB million	2021 RMB million
Notified claims	4,197	4,319
Incurred but not reported	22,037	17,672

Total as at 1 January - Gross	26,234	21,991

Cash paid for claims settled
- Cash paid for current year claims	(33,526)	(34,301)
- Cash paid for prior year claims	(20,193)	(17,783)
Claims incurred
- Claims arising in current year	54,497	56,938
- Claims arising in prior years	(859)	(611)

Total as at 31 December - Gross	26,153	26,234

Notified claims	3,272	4,197
Incurred but not reported	22,881	22,037

Total as at 31 December - Gross	26,153	26,234

Summary of Movements in Unearned Premium Reserves
The table below presents movements in unearned premium reserves:

	2022				2021
	RMB million			RMB million
	Gross	Ceded	Net	Gross	Ceded	Net
As at 1 January	14,062	(823)	13,239	14,701	(523)	14,178
Increase	13,108	(774)	12,334	14,062	(823)	13,239
Release	(14,062)	823	(13,239)	(14,701)	523	(14,178)

As at 31 December	13,108	(774)	12,334	14,062	(823)	13,239

Summary of Movements in Liabilities of Long-Term Insurance Contracts
The table below presents movements in the liabilities of long-term insurance contracts:

	2022 RMB million	2021 RMB million
As at 1 January	3,379,603	2,936,533
Premiums	540,926	542,974
Release of liabilities (i)	(282,665)	(287,705)
Accretion of interest	166,174	148,504
Change in assumptions
- Change in discount rates	31,918	30,701
- Change in other assumptions (ii)	2,549	7,574
Other movements	2,394	1,022

As at 31 December	3,840,899	3,379,603

(i)
The release of liabilities mainly consists of release due to death or other termination and related expenses, release of residual margin and change of reserves for claims and claim adjustment expenses.

(ii)
For the year ended 31 December 2022, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB2,415 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB134 million.

For the year ended 31 December 2021, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB5,897 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB1,677 million.

Investment returns of asset portfolio backing [member]
Statement [line items]
Summary of Assumed Discount Rates with Risk Margin	The assumed discount rates with risk margin are as follows:

Discount rate assumptions
As at 31 December 2022	4.85%
As at 31 December 2021	4.85%

Yield curve of reserve computation benchmark for insurance contracts [member]
Statement [line items]
Summary of Assumed Discount Rates with Risk Margin	The assumed spot discount rates with risk margin are as follows:

Discount rate assumptions
As at 31 December 2022	2.68%~4.80%
As at 31 December 2021	2.88%~4.80%